Deferred Revenue - (Summary of Deferred Revenue) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Deferred Revenue1 [Abstract]
Deferred revenue, beginning balance	$ 116.6	$ 0.0
Advanced consideration from gold sale prepayment agreement, net of transaction costs		111.1
Accretion expense		5.5
Deferred revenue recognized	(124.6)
Deferred revenue, ending balance	$ 50.0	$ 116.6